Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Contract Revenue [Line Items]
Total	¥ 1,701,637	¥ 1,658,863	¥ 1,527,283
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Total	49,785	51,032	50,131
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Total	147,582	157,236	165,288
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Total	69,010	56,344	79,353
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Total	230,386	207,080	199,625
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Total	224,900	264,530	244,017
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Total	282,282	286,549	235,497
Trust fees
Disaggregation of Contract Revenue [Line Items]
Total	131,069	133,322	125,658
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Total	47,986	45,849	43,889
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Total	49,420	42,353	42,117
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Total	68,407	65,611	48,110
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Total	¥ 400,810	¥ 348,957	¥ 293,598